INTANGIBLE ASSETS - Estimated annual amortization expense (Details)	Dec. 31, 2019 USD ($)
INTANGIBLE ASSETS
2020	$ 7,998,798
2021	7,987,360
2022	7,983,682
2023	7,925,391
2024	7,860,769
Total	$ 39,756,000